Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net [Abstract]
Schedule of intagible assets, net
	December 31, 2017	December 31, 2016
Land use rights	$8,145,824	$7,630,879
Software	33,541	31,470
Total	8,179,365	7,662,349
Less: accumulated amortization	(777,815)	(569,979)
Intangible assets, net	$7,401,550	$7,092,370

Summary of estimated future amortization expense
Twelve month ending December 31,	Amortization expense

2018	$169,386
2019	169,368
2020	169,350
2021	169,135
2022	168,919
Thereafter	6,555,392
$7,401,550